Strategy Shares Nasdaq 5HANDLTM Index ETF (FIVR)	January 31, 2023 (Unaudited)

Portfolio of Investments Summary Table
Percentage of Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 99.9%
4,120	Alerian MLP ETF	$166,407
1,256	Dimensional Core Fixed Income ETF	53,807
3,152	Fidelity MSCI Utilities Index ETF	141,367
4,048	Global X U.S. Preferred ETF	87,518
572	Invesco QQQ Trust	168,523
508	Invesco Taxable Municipal Bond ETF	13,691
1,892	iShares Broad USD High Yield Corporate Bond ETF	67,715
132	iShares Core S&P 500 ETF	53,897
2,452	iShares Core U.S. Aggregate Bond ETF	245,739
280	iShares MBS ETF	26,846
2,156	JPMorgan Equity Premium Income ETF	119,593
5,208	Schwab U.S. Aggregate Bond ETF	246,078
1,128	Schwab U.S. Large-Cap ETF	54,268
4,744	Schwab U.S. REIT ETF	100,525
860	Vanguard Dividend Appreciation ETF	134,384
504	Vanguard Intermediate-Term Corporate Bond ETF	40,718
144	Vanguard S&P 500 ETF	53,775
3,312	Vanguard Total Bond Market ETF	245,817
3,220	WisdomTree U.S. Efficient Core Fund	111,766
Total Exchange-Traded Funds (Cost $2,263,442)		$2,132,434
Total Investments — 99.9%
(Cost $2,263,442)		$2,132,434
Other Assets less Liabilities — 0.1%		1,183

Net Assets — 100.0%		$2,133,617

ETF — Exchange-Traded Fund

MBS — Mortgage-Backed Security

MLP — Master Limited Partnership

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

S&P — Standard and Poor’s

USD — United States Dollar

Strategy Shares Gold-Hedged Bond ETF (GLDB)	January 31, 2023 (Unaudited)

Portfolio of Investments Summary Table
Percentage of Value
Communication Services	11.3%
Consumer Discretionary	6.2%
Consumer Staples	12.8%
Energy	8.3%
Financials	20.0%
Health Care	8.7%
Industrials	8.6%
Information Technology	11.3%
Materials	3.0%
Real Estate	3.8%
Utilities	6.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments*

Principal Amount		Value
Corporate Bonds — 66.3%
Communication Services — 5.7%
$476,000	Verizon Communications, Inc., 4.52%, 9/15/48	$435,570
476,000	Walt Disney Co. (The), 2.65%, 1/13/31	420,103
		855,673
Consumer Discretionary — 4.4%
420,000	Amazon.com, Inc., 1.50%, 6/03/30	349,247
280,000	Home Depot, Inc. (The), 5.88%, 12/16/36	314,460
		663,707
Consumer Staples — 9.0%
448,000	Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/01/36	443,995
364,000	BAT Capital Corp., 3.56%, 8/15/27	339,663
364,000	Coca-Cola Co. (The), 1.38%, 3/15/31	294,175
336,000	Costco Wholesale Corp., 1.60%, 4/20/30	284,749
		1,362,582
Energy — 3.7%
336,000	Chevron Corp., 2.24%, 5/11/30	297,909
308,000	MPLX LP, 2.65%, 8/15/30	262,634
		560,543
Financials — 14.1%
140,000	Capital One Financial Corp., 3.80%, 1/31/28	133,665
420,000	Citigroup, Inc., 4.41%, 3/31/31	402,861
448,000	Goldman Sachs Group, Inc. (The), 1.99%, 1/27/32	358,584
392,000	JPMorgan Chase & Co., 4.49%, 3/24/31	382,680
336,000	MetLife, Inc., 4.55%, 3/23/30	341,225
140,000	Northern Trust Corp., 1.95%, 5/01/30	118,712
420,000	Wells Fargo & Co., 3.00%, 10/23/26	396,408
		2,134,135

Principal Amount		Value
Corporate Bonds — (Continued)
Health Care — 6.1%
364,000	AbbVie, Inc., 3.20%, 11/21/29	$338,460
280,000	Amgen, Inc., 2.20%, 2/21/27	256,857
336,000	CVS Health Corp., 4.30%, 3/25/28	330,311
		925,628
Industrials — 6.1%
364,000	Boeing Co. (The), 5.15%, 5/01/30	366,881
252,000	General Electric Co., 5.88%, 1/14/38	272,361
280,000	Southwest Airlines Co., 5.13%, 6/15/27	282,566
		921,808
Information Technology — 8.0%
308,000	Apple, Inc., 3.35%, 2/09/27	299,515
308,000	Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.88%, 1/15/27	296,771
308,000	Fiserv, Inc., 3.50%, 7/01/29	286,858
336,000	Oracle Corp., 5.38%, 7/15/40	328,367
		1,211,511
Materials — 2.2%
224,000	Dow Chemical Co. (The), 3.60%, 11/15/50	173,556
168,000	Sherwin-Williams Co. (The), 2.95%, 8/15/29	151,048
		324,604
Real Estate — 2.7%
448,000	Equinix, Inc., 3.20%, 11/18/29	405,536
Utilities — 4.3%
392,000	NextEra Energy Capital Holdings, Inc., 2.25%, 6/01/30	332,135
336,000	Pacific Gas and Electric Co., 4.55%, 7/01/30	313,378
		645,513
Total Corporate Bonds (Cost $10,584,059)		$10,011,240

Strategy Shares Gold-Hedged Bond ETF (GLDB) (Continued)	January 31, 2023 (Unaudited)

Principal Amount		Value
Yankee Dollars — 4.5%
Communication Services — 2.3%
$280,000	Orange SA, 9.00%, 3/01/31	$354,197
Energy — 2.2%
280,000	Shell International Finance BV, 6.38%, 12/15/38	326,401
Total Yankee Dollars (Cost $734,021)		$680,598
Total Investments — 70.8%
(Cost $11,318,080)		$10,691,838
Other Assets less Liabilities — 29.2%		4,401,017

Net Assets — 100.0%		$15,092,855

*	Portfolio of Investments is presented on a consolidated basis.

LLC — Limited Liability Corporation

LP — Limited Partnership

Total Return Swap Agreements

Pay/ Receive	Financing Rate	Description	Counterparty	Payment Frequency	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Receive	Effective Federal Funds Rate(a) + 85 bps	iShares Gold Trust	BNP PARIBAS SA	Monthly	5/23/23	$13,998,229	$(62,942)
Receive	Effective Federal Funds Rate(a) + 85 bps	iShares IBoxx $ Investment Grade Corporate Bond	BNP PARIBAS SA	Monthly	5/23/23	2,660,795	(10,955)
							$(73,897)

(a)	The Effective Federal Funds Rate at January 31, 2023 was 4.33%.

SA — Societe Anonyme (French public limited company)

Strategy Shares Nasdaq 7HANDLTM Index ETF (HNDL)	January 31, 2023 (Unaudited)

Portfolio of Investments Summary Table
Percentage of Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 90.0%
2,005,200	Alerian MLP ETF	$80,990,028
612,700	Dimensional Core Fixed Income ETF	26,248,068
1,535,092	Fidelity MSCI Utilities Index ETF	68,848,876
1,969,552	Global X U.S. Preferred ETF	42,581,714
278,500	Invesco QQQ Trust	82,051,670
247,308	Invesco Taxable Municipal Bond ETF	6,664,951
920,164	iShares Broad USD High Yield Corporate Bond ETF	32,932,670
62,384	iShares Core S&P 500 ETF	25,472,011
1,194,208	iShares Core U.S. Aggregate Bond ETF	119,683,525
135,908	iShares MBS ETF	13,030,859
1,049,388	JPMorgan Equity Premium Income ETF	58,209,552
2,535,464	Schwab U.S. Aggregate Bond ETF	119,800,673
548,088	Schwab U.S. Large-Cap ETF	26,368,514
2,308,208	Schwab U.S. REIT ETF	48,910,928
418,864	Vanguard Dividend Appreciation ETF	65,451,689
245,080	Vanguard Intermediate-Term Corporate Bond ETF	19,800,013
69,068	Vanguard S&P 500 ETF	25,792,754
1,610,844	Vanguard Total Bond Market ETF	119,556,842
1,568,512	WisdomTree U.S. Efficient Core Fund	54,443,052
Total Exchange-Traded Funds (Cost $1,107,860,400)		$1,036,838,389
Total Investments — 90.0%
(Cost $1,107,860,400)		$1,036,838,389
Other Assets less Liabilities — 10.0%		115,435,065

Net Assets — 100.0%		$1,152,273,454

ETF — Exchange-Traded Fund

MBS — Mortgage-Backed Security

MLP — Master Limited Partnership

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

S&P — Standard and Poor’s

USD — United States Dollar

Total Return Swap Agreements

Pay/ Receive	Financing Rate	Description	Counterparty	Payment Frequency	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Receive	Effective Federal Funds Rate(a) + 85 bps	Nasdaq 7HANDLTM Index	BNP Paribas SA	Monthly	1/12/24	$458,077,042	$8,946,005

(a)	The Effective Federal Funds Rate at January 31, 2023 was 4.33%.

SA — Societe Anonyme (French public limited company)

Strategy Shares Halt Climate Change ETF (NZRO)	January 31, 2023 (Unaudited)

Portfolio of Investments Summary Table
Percentage of Value
Communication Services	4.9%
Consumer Discretionary	2.4%
Consumer Staples	4.3%
Energy	1.1%
Financials	0.6%
Health Care	24.5%
Industrials	18.0%
Information Technology	31.9%
Materials	1.9%
Real Estate	0.7%
Utilities	9.7%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Common Stocks — 96.3%
Communication Services — 4.7%
200	Alphabet, Inc., Class C †	$19,974
98	Meta Platforms, Inc., Class A †	14,599
46	Netflix, Inc. †	16,278
		50,851
Consumer Discretionary — 2.3%
6	Arcimoto, Inc. †	13
1,366	Canoo, Inc. †	1,639
590	Fisker, Inc. †	4,396
96	Tesla, Inc. †	16,629
910	Workhorse Group, Inc. †	2,011
		24,688
Consumer Staples — 4.1%
126	Beyond Meat, Inc. †	2,070
88	Ingredion, Inc.	9,046
90	McCormick & Co., Inc.	6,761
1,092	Oatly Group AB ADR †	2,664
476	Unilever PLC ADR	24,324
		44,865
Energy — 1.0%
278	Aemetis, Inc. †	1,298
120	Enviva, Inc.	5,458
2,110	Gevo, Inc. †	4,473
		11,229
Financials — 0.6%
180	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,644
Health Care — 23.7%
188	Abbott Laboratories	20,784
188	AbbVie, Inc.	27,777
112	Amgen, Inc.	28,268
102	Baxter International, Inc.	4,660
126	Beam Therapeutics, Inc. †	5,475
404	Boston Scientific Corp. †	18,685
72	CIGNA Corp.	22,800
140	Edwards Lifesciences Corp. †	10,738
240	Gilead Sciences, Inc.	20,146
66	IQVIA Holdings, Inc. †	15,141

Shares		Value
Common Stocks — (Continued) Health Care — (Continued)
118	Moderna, Inc. †	$20,775
460	Pfizer, Inc.	20,314
56	UnitedHealth Group, Inc.	27,955
26	Waters Corp. †	8,543
22	West Pharmaceutical Services, Inc.	5,843
		257,904
Industrials — 17.4%
128	Ameresco, Inc., Class A †	8,252
254	Aris Water Solution, Inc., Class A	3,934
618	Array Technologies, Inc. †	13,738
748	Ballard Power Systems, Inc. †	4,884
370	Blink Charging Co. †	5,036
458	Bloom Energy Corp., Class A †	11,418
108	Casella Waste Systems, Inc. †	8,653
518	Chargepoint Holdings, Inc. †	6,289
22	Cintas Corp.	9,762
112	EnerSys	9,298
318	Fluence Energy, Inc. †	7,677
910	Freyr Battery SA †	8,017
1,696	FuelCell Energy, Inc. †	6,207
386	GreenPower Motor Co., Inc. †	1,417
98	Heritage-Crystal Clean, Inc. †	3,646
216	Johnson Controls International PLC	15,027
86	ManpowerGroup, Inc.	7,496
860	Nikola Corp. †	2,331
348	Plug Power, Inc. †	5,923
478	ReneSola, Ltd. ADR †	2,419
408	Shoals Technologies Group, Inc., Class A †	11,379
152	Stericycle, Inc. †	8,179
276	Sunrun, Inc. †	7,253
1,076	Sunworks, Inc. †	2,453
218	TPI Composites, Inc. †	2,845
46	Watts Water Technologies, Inc.	7,522
76	Xylem, Inc.	7,904
		188,959
Information Technology — 30.8%
50	Adobe, Inc. †	18,517
188	Apple, Inc.	27,126

Strategy Shares Halt Climate Change ETF (NZRO) (Continued)	January 31, 2023 (Unaudited)

Shares		Value
Common Stocks — (Continued)
Information Technology — (Continued)
64	Autodesk, Inc. †	$13,770
296	Canadian Solar, Inc. †	12,453
418	Cisco Systems, Inc.	20,344
60	Enphase Energy, Inc. †	13,283
104	First Solar, Inc. †	18,470
30	Gartner, Inc. †	10,144
44	Intuit, Inc.	18,597
46	Keysight Technologies, Inc. †	8,250
68	Mastercard, Inc., Class A	25,201
242	Maxeon Solar Technologies, Ltd. †	5,314
104	Microsoft Corp.	25,773
94	NetApp, Inc.	6,226
290	Oracle Corp.	25,653
112	Salesforce, Inc. †	18,813
44	ServiceNow, Inc. †	20,026
36	SolarEdge Technologies, Inc. †	11,489
456	SunPower Corp. †	7,948
116	Visa, Inc., Class A	26,704
		334,101
Materials — 1.8%
74	Ecolab, Inc.	11,458
1,016	PureCycle Technologies, Inc. †	8,514
		19,972
Real Estate — 0.6%
82	CBRE Group, Inc., Class A †	7,012
Utilities — 9.3%
52	American Water Works Co., Inc.	8,138
260	Atlantica Sustainable Infrastructure PLC	7,129
262	Brookfield Renewable Corp., Class A	8,258
130	California Water Service Group	7,952
262	Clearway Energy, Inc., Class C	8,853
188	Global Water Resources, Inc.	2,675
902	Montauk Renewables, Inc. †	10,021
114	NextEra Energy Partners LP	8,356
298	NextEra Energy, Inc.	22,240
116	Ormat Technologies, Inc.	10,736
374	Sunnova Energy International, Inc. †	7,286
		101,644
Total Common Stocks (Cost $1,207,299)		$1,047,869
Total Investments — 96.3%
(Cost $1,207,299)		$1,047,869
Other Assets less Liabilities — 3.7%		40,037

Net Assets — 100.0%		$1,087,906

ADR — American Depositary Receipt

LP — Limited Partnership

PLC — Public Liability Company

†	Non-income producing security

Strategy Shares Newfound/Resolve Robust Momentum (ROMO)	January 31, 2023 (Unaudited)

Portfolio of Investments Summary Table
Percentage of Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 99.8%
173,676	iShares 1-3 Year Treasury Bond ETF	$14,206,697
47,970	iShares 7-10 Year Treasury Bond ETF	4,759,104
462,398	iShares Core MSCI EAFE ETF	31,013,033
4,428	iShares Core S&P 500 ETF	1,807,997
Total Exchange-Traded Funds (Cost $50,357,980)		$51,786,831
Total Investments — 99.8%
(Cost $50,357,980)		$51,786,831
Other Assets less Liabilities — 0.2%		121,454

Net Assets — 100.0%		$51,908,285

ETF — Exchange-Traded Fund

MSCI EAFE — MSCI Europe, Australasia and Far East

S&P — Standard and Poor’s